Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	December 31, 2024	December 31, 2023
Finished products
Iron Solutions	2,493	2,457
Energy Transition Metals	571	640
	3,064	3,097

Work in progress	691	567
Consumable inventory	988	1,159

Net realizable value provision (i)	(138)	(139)
Total of inventories	4,605	4,684

(i) In 2024, the effect of provision for net realizable value was US$35 (2023: US$54 and 2022: US$44).